UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741]

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

LionShares U.S. Equity Total Return ETF
TOT (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | December 31, 2025
This semi-annual shareholder report contains important information about the LionShares U.S. Equity Total Return ETF for the period of September 2, 2025, to December 31, 2025. You can find additional information about the Fund at https://lionsharesetf.com. You can also request this information by contacting us at 855-885-7363.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
LionShares U.S. Equity Total Return ETF	$1	0.04%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$6,025,278
Number of Holdings	2
Portfolio Turnover	104%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Cash & Other	100.0%

Top 10 Issuers	(%)
iShares Core S&P Total U.S. Stock Market ETF	100.0%
First American Treasury Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lionsharesetf.com.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LionShares LLC documents not be householded, please contact LionShares LLC at 855-885-7363, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LionShares LLC or your financial intermediary.
LionShares U.S. Equity Total Return ETF	PAGE 1	TSR-SAR-00777X470

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
Semi-Annual Financial Statements
December 31, 2025 (Unaudited)

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
iShares Core S&P Total U.S. Stock Market ETF(a)	40,507	$6,022,986
TOTAL EXCHANGE TRADED FUNDS (Cost $5,987,339)		6,022,986
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.68%(b)	3,230	3,230
TOTAL MONEY MARKET FUNDS (Cost $3,230)		3,230
TOTAL INVESTMENTS - 100.0% (Cost $5,990,569)		$6,026,216
Liabilities in Excess of Other Assets - (0.0)%(c)		(938)
TOTAL NET ASSETS - 100.0%		$6,025,278

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

ASSETS:
Investments, at value	$ 6,026,216
Dividends receivable	17
Total assets	6,026,233
LIABILITIES:
Payable to Advisor	955
Total liabilities	955
NET ASSETS	$ 6,025,278
Net Assets Consists of:
Paid-in capital	$ 3,443,834
Total distributable earnings	2,581,444
Total net assets	$ 6,025,278
Net assets	$ 6,025,278
Shares issued and outstanding(a)	282,500
Net asset value per share	$21.33
Cost:
Investments, at cost	$ 5,990,569

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

2

LIONSHARES U.S. EQUITY TOTAL RETURN ETF(a)
STATEMENT OF OPERATIONS
For the Period Ended December 31, 2025 (Unaudited)

INVESTMENT INCOME:
Dividend income	$148
Total investment income	148
EXPENSES:
Investment advisory fee	4,681
Total expenses	4,681
Expense reimbursement by Advisor	(3,726)
Net expenses	955
Net investment loss	(807)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	(77,736)
In-kind redemptions	2,624,340
Net realized gain	2,546,604
Net change in unrealized appreciation/depreciation on:
Investments	35,647
Net change in unrealized appreciation/depreciation	35,647
Net realized and unrealized gain	2,582,251
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 2,581,444

(a)	Inception date of the Fund was September 2, 2025.
The accompanying notes are an integral part of these financial statements.

3

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
STATEMENTS OF CHANGES IN NET ASSETS

Period Ended December 31, 2025(a) (Unaudited)
OPERATIONS:
Net investment loss	$(807)
Net realized gain	2,546,604
Net change in unrealized appreciation/depreciation	35,647
Net increase in net assets from operations	2,581,444
CAPITAL TRANSACTIONS:
Shares sold	16,579,833
Shares issued from in-kind subscriptions	3,068,557
Shares redeemed	(16,204,556)
Net increase in net assets from capital transactions	3,443,834
Net increase in net assets	6,025,278
NET ASSETS:
Beginning of the period	—
End of the period	$6,025,278
SHARES TRANSACTIONS
Shares sold	899,000
Shares issued from in-kind subscriptions	153,500
Shares redeemed	(770,000)
Total increase in shares outstanding	282,500

(a)	Inception date of the Fund was September 2, 2025.
The accompanying notes are an integral part of these financial statements.

4

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
FINANCIAL HIGHLIGHTS

Period Ended December 31, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$20.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.00)(c)
Net realized and unrealized gain on investments(d)	1.33
Total from investment operations	1.33
Net asset value, end of period	$21.33
Total return(e)	6.63%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$6,025
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(g)	0.22%
After expense reimbursement/recoupment(g)	0.04%
Ratio of net investment loss to average net assets(g)	(0.04)%
Portfolio turnover rate(e)(h)	104%

(a)	Inception date of the Fund was September 2, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

5

LIONSHARES U.S. EQUITY TOTAL RETURN ETf
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
LionShares U.S. Equity Total Return ETF (the “Fund”) is a diversified series of Advisor Managed Portfolios (the “Trust”). The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. LionShares LLC (the “Advisor”) serves as the investment manager to the Fund, and Exchange Traded Concepts, LLC (the “Sub-Advisor”) serves as sub-advisor. The inception date of the Fund was September 2, 2025. The investment objective of the Fund is to seek to provide long-term capital growth.
Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund.
Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the Fund's custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the Fund for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the Fund are included in the Capital Transactions on the Statements of Changes in Net Assets.
As part of the Fund’s commenced operations on September 2, 2025, certain securities of accounts managed by the Advisor were exchanged, at fair value, as in-kind transfers to the Fund. The securities were recorded at their current value to align the Fund’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $3,068,557. The historical cost of the contributed investments was $3,475,001, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes. As a result of the in-kind contribution, the Fund issued 153,500 shares at $20.00 per share net asset value.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period reported. Actual results may differ from those estimates.
(a)
Securities Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at

6

LIONSHARES U.S. EQUITY TOTAL RETURN ETf
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:
Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.
Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Short-term investments classified as money market instruments are valued at net asset value (“NAV”). These investments are categorized as Level 1 of the fair value hierarchy.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to fair value the Fund’s investments in each category investment type as of December 31, 2025:

Description	Level 1	Level 2	Level 3	Total
Assets
Investments:
Exchange Traded Funds	$6,022,986	$—	$—	$6,022,986
Money Market Funds	3,230	—	—	3,230
Total Investments	$6,026,216	$—	$—	$6,026,216

* See the Schedule of Investments for further details of investment classifications.
(b)
Securities Transactions, Investment Income and Distributions – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are reported based on identified cost of securities delivered. Dividend income and expense are recognized on the ex-dividend date, and interest income and expense are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(c)
Distributions to shareholders – Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(d)
Federal Income Taxes – The Fund has elected to be taxed as a Regulated Investment Company (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intends to maintain this qualification and to distribute substantially all net taxable income to its shareholders. Therefore, no provision is made for federal

7

LIONSHARES U.S. EQUITY TOTAL RETURN ETf
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
income taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purpose, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses is recorded by the Fund.
Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state authorities. As of and during the period ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Segment Reporting – The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Executive Officer of the Advisor, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS
The Trust has an agreement with the Advisor to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Advisor a monthly fee based on the Fund’s average daily net assets at annual rate of 0.22%. Additionally, the Advisor is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Advisor is not responsible for interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, expenses associated with the purchase, sale, or ownership of securities, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, securities lending fees and expenses, and distribution (12b-1) fees and expenses. The Advisor pays any Trust-level expenses allocated to the Fund.
The Advisor has contractually agreed to a reduction in the Fund's unitary management fee to 0.0449% (the “Reduced Fee”). The Reduced Fee will remain in effect through at least September 1, 2026, and may be terminated only by the Board.
Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the Fund subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant, and transfer agent and provides compliance services to the Fund. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Fund’s custodian. Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s distributor and principal underwriter. For the period ended December 31, 2025, there were no fees incurred by the Fund from the service providers described above as the Advisor bore all such costs.
NOTE 4 – INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended December 31, 2025, were as follows:

Purchases	$16,546,317
Sales	$15,904,583

8

LIONSHARES U.S. EQUITY TOTAL RETURN ETf
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)(Continued)
Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended December 31, 2025, were as follows:

Purchases In-Kind	$6,472,215
Sales In-Kind	$6,741,771

NOTE 5 – INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.
NOTE 6 – SUBSEQUENT EVENTS
Management has evaluated events and transactions that occurred subsequent to December 31, 2025, through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.
NOTE 7 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
Equity Securities and Market Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by a Fund will experience sudden, unpredictable drops in value or long periods of decline in value. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to pandemics or other events outside of the investment Advisor’s and Sub-Advisor’s control. These types of events could adversely affect the Fund’s performance.
Risk of Investing in ETFs. The Fund’s investments in other ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolios of such ETFs, and the value of the Fund’s investment will fluctuate in response to the performance of such portfolios. In addition, shareholders of the Fund will bear both their proportionate share of the fees and expenses of the Fund (including management and advisory fees) and, indirectly, the fees expenses of the other ETFs.
NOTE 8 – NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity’s exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Fund.

9

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement
At a meeting held on June 4-5, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):
•	the Investment Advisory Agreement between LionShares LLC (the “Advisor”) and the Trust, on behalf of the LionShares U.S. Equity Total Return ETF (the “Fund”); and
•	the Sub-Advisory Agreement between the Advisor and Exchange Traded Concepts, LLC (the “Sub-Advisor”) with respect to the Fund.
The Trustees, all of whom were not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, approved the Agreements with respect to the Fund for an initial two-year term.
In advance of the meeting, the Board received and reviewed substantial information regarding the Fund, the Advisor and Sub-Advisor, and the services to be provided by the Advisor and Sub-Advisor to the Fund under the Agreements. The Trustees also considered their prior and ongoing experience with the Sub-Advisor, which serves as investment sub-advisor to two existing series of the Trust. The Trustees were advised by independent legal counsel during the review process and met in executive session with counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to the review of the Agreements.
In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services to be provided by each of the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who would be involved in the day-to-day activities of the Fund. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services to be provided to the Fund by the Advisor. The Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and Sub-Advisory Agreement, respectively, and that, in the Board’s view, the nature, overall quality, and extent of the management services to be provided were satisfactory and reliable.

•	The Board noted that the Fund had not commenced operations and concluded that past performance, therefore, was not a relevant factor in its deliberations.
•
The Trustees reviewed the anticipated cost of the Advisor’s and Sub-Advisor’s services, and the proposed structure and level of the Fund’s advisory fee as a unitary fee, including a comparison to fees charged by a peer group of funds. The Trustees noted that the Fund’s proposed unitary fee was below the peer group advisory fee average. The Board considered that the Advisor would be responsible for paying the Sub-Advisor out of the unitary fee and that the sub-advisory fee reflected an arm’s-length negotiation between the Advisor and Sub-Advisor based on the nature of services to be provided. After reviewing the materials that were provided, the Trustees concluded that the fee to be charged to the Fund was fair and reasonable.

•
The Trustees considered the expected profitability of the Advisor and Sub-Advisor from managing the Fund. In assessing the Advisor’s and Sub-Advisor’s expected profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct

10

LIONSHARES U.S. EQUITY TOTAL RETURN ETF
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)(Continued)
and indirect benefits to the Advisor and Sub-Advisor from managing the Fund. The Trustees concluded that the Advisor’s and Sub-Advisor’s expected profit, if any, from managing the Fund did not appear excessive and the Advisor and Sub-Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.
•
The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to the Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of the Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

11

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	03/06/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	03/06/26

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	03/06/26